497(e)
                                                                       333-31131

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED MAY 20, 2002 TO THE CURRENT ACCUMULATOR SELECT AND ACCUMULATOR ELITE (2002 PORTFOLIOS) PROSPECTUSES
--------------------------------------------------------------------------------

This supplement, which is for use in New York ONLY, modifies certain information in the above-referenced Prospectuses. Unless otherwise indicated, all other information in the Prospectuses remains unchanged.

o In "Accessing your money" under "Annuity maturity dates," the last sentence of the first paragraph is deleted in its entirety and replaced with the following new paragraph:

  For contracts issued in New York, the maturity date is related to the contract issue ages as follows:



 ------------------------------
                   MAXIMUM
 ISSUE AGE    ANNUITIZATION AGE
 ------------------------------
   0 - 80   90 (same as current)
     81              91
     82              92
     83              93
     84              94
     85              95
 ------------------------------






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